Provisions - Other Foreign Subsidiaries - Estimated benefit payable (Details) - Other Foreign Countries € in Millions	Dec. 31, 2020 EUR (€)
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 482
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	488
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	494
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	502
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	509
2026 to 2030
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,639